Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable, net
	December 31, 2012	December 31, 2013
	RMB	RMB
Accounts receivable	114,121	199,264
Less: Allowance for doubtful accounts	(6,636)	(5,952)
	107,485	193,312

Movement of allowance for doubtful accounts
	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of year	3,919	3,109	6,636
Add: Current year additions	1,752	3,696	232
Less: Current year write-offs	(2,137)	(204)	(672)
Foreign currency translation	(425)	35	(244)
Balance at end of year	3,109	6,636	5,952